Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income	$ 3,186,115	$ 8,423,297
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	393,709	345,240
Changes in operating assets and liabilities:
Accounts receivable	9,173,869	1,701,044
Other receivables	(140,757)
Inventories	(17,267)	(28,902)
Prepaid expenses	(2,937,641)	828,236
Other assets	(1,587,241)	(1,809,981)
Accounts payable	(91,993)	95,171
Other payables and accrued liabilities	372,363	(316,229)
Income taxes payable	287,310	(294,522)
Net cash provided by operating activities	8,638,467	8,943,354
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(1,230,804)	(61,831)
Purchase of intangible assets	(1,070)
Net cash used in investing activities	(1,231,874)	(61,831)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares	2,134,531
Capital contributions from noncontrolling interest shareholders	36,174
Repayments to related party payables	(833,968)
Proceeds from short-term loans	1,243,755	2,079,553
Repayments on short-term loans	(1,000,723)	(1,010,894)
Dividends paid	(375,000)
Net cash provided by financing activities	1,204,769	1,068,659
Effect of exchange rate changes on cash and cash equivalents	1,537,203	(918,906)
Net increase in cash and cash equivalents	10,148,565	9,031,276
Cash and cash equivalents at the beginning of period	33,654,765	14,800,772
Cash and cash equivalents at the end of period	43,803,330	23,832,048
Supplemental disclosures of cash flows information:
Cash paid for income taxes	435,548	1,775,676
Cash paid for interest expense	$ 58,154	$ 42,886